Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	BNY Mellon Investment Funds II, Inc.
Entity Central Index Key	0001591556
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 22, 2023
Document Effective Date	Mar. 01, 2023
Prospectus Date	Mar. 01, 2023
BNY Mellon Alternative Diversifier Strategies Fund | Class A
Prospectus:
Trading Symbol	DRNAX
BNY Mellon Alternative Diversifier Strategies Fund | Class C
Prospectus:
Trading Symbol	DRNCX
BNY Mellon Alternative Diversifier Strategies Fund | Class I
Prospectus:
Trading Symbol	DRNIX
BNY Mellon Alternative Diversifier Strategies Fund | Class Y
Prospectus:
Trading Symbol	DRYNX
BNY Mellon Global Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DGEAX
BNY Mellon Global Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DGECX
BNY Mellon Global Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	DGIEX
BNY Mellon Global Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	DGEYX
BNY Mellon Yield Enhancement Strategy Fund | Class C
Prospectus:
Trading Symbol	DABLX
BNY Mellon Yield Enhancement Strategy Fund | Class I
Prospectus:
Trading Symbol	DABKX
BNY Mellon Yield Enhancement Strategy Fund | Class Y
Prospectus:
Trading Symbol	DABJX
BNY Mellon Yield Enhancement Strategy Fund | Class A
Prospectus:
Trading Symbol	DABMX